FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Swaps Designated as Hedging Instruments
Our interest rate swap contracts as of December 31, 2024 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
Receiving floating, pay fixed	50,000	August 2017 1)	August 2025	2.41%
Receiving floating, pay fixed	50,000	August 2017 1)	August 2025	2.58%
Receiving floating, pay fixed	100,000	October 2019 1)	October 2025	2.51%
Receiving floating, pay fixed	50,000	March 2020 1)	March 2027	0.94%
Receiving floating, pay fixed	50,000	March 2020 1)	March 2027	0.74%
Receiving floating, pay fixed	50,000	April 2022	December 2030	2.53%
Receiving floating, pay fixed	50,000	July 2022	September 2030	1.77%
Receiving floating, pay fixed	50,000	January 2023	March 2030	3.07%
Receiving floating, pay fixed	50,000	January 2023 2)	January 2030	2.55%
Receiving floating, pay fixed	50,000	March 2023 2)	January 2030	2.64%
	550,000

1) On June 30, 2023, our interest rate swap derivative contracts with LIBOR reference rate transitioned to SOFR reference rate in accordance with Interbank Offered Rate ("IBOR") fallback protocol, as published by International Swaps and Derivatives Association (ISDA) Inc and adheared by us in April 2023. As a result, the floating rate transitioned from LIBOR to SOFR and the fixed rate decreased based on the Credit Adjustment Spread ("CAS") of 26.1 basis points.
2) Forward-looking swaps: first payment date for the $50 million 2.55% interest rate swap (SOFR) and $50 million 2.64% interest rate swap is October 2025.

Carrying Value and Fair Value of Financial Instruments
The carrying value and estimated fair value of our financial instruments as of December 31, 2024 and December 31, 2023 are as follows:

		2024	2024	2023	2023
(in thousands of $)	Level	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	1	129,106	129,106	116,382	116,382
Restricted cash	1	2,623	2,623	2,254	2,254
Derivative assets	2	27,294	27,294	28,070	28,070
Liabilities
Long-term debt - floating	2	1,314,193	1,314,193	1,380,673	1,380,673
Derivative liabilities	2	74	74	172	172